SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2015
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of the useful lives or the lease term
Building and land use rights [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Building and land use rights [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Machinery and Equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Machinery and Equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Furniture and Office Equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Motor Vehicles [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years